Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies.
Schedule of company's future minimum lease obligations

Future minimum lease obligations
Remainder of 2022	$249,415
2023	316,907
2024	109,295
2025	51,466
2026	2,598
Total	$729,681

December 31,	Amount
2022	$370,493
2023	76,725
2024	66,427
2025	59,157
2026	4,669
Total	$577,471